Organization (Details Narrative) - USD ($)																											1 Months Ended				3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 18, 2025	Oct. 23, 2025	Oct. 22, 2025	Oct. 16, 2025	Oct. 14, 2025	Oct. 03, 2025	Oct. 01, 2025	Sep. 30, 2025	Jul. 31, 2025	Jul. 28, 2025	Jul. 14, 2025	May 31, 2025	Apr. 30, 2025	Mar. 14, 2025	Feb. 18, 2025	Feb. 04, 2025	Jan. 31, 2025	Jan. 16, 2025	Aug. 18, 2024	Mar. 31, 2024	Jan. 31, 2024	Jan. 25, 2024	Jan. 17, 2024	Aug. 18, 2023	Jul. 13, 2023	Jan. 18, 2022	Aug. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023	Jun. 29, 2025	May 23, 2025	Feb. 28, 2025	Feb. 24, 2025	Feb. 05, 2025	Aug. 27, 2024	Jan. 01, 2024	Jul. 11, 2023	Jun. 29, 2023	Jul. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share value																																					$ 707,000
Common stock, par value								$ 0.00001																							$ 0.00001						$ 0.00001		$ 0.00001		$ 0.00001
Deferred transaction costs																																							$ 505,000.0
Issuance of share																							1,000,000
Shares issued price per share																																																$ 0.122
Price per share																	$ 2.235				$ 4.352																							$ 0.44
Face amount																																							5,000.0		$ 948,000
Price per share																												$ 4.94	$ 4.94	$ 4.94				$ 4.94	$ 4.94			$ 4.94							$ 3.15
Accumulated deficit								$ 39,430,000																							$ 39,430,000						$ 39,430,000		$ 34,217,000		$ 18,834,000
Issuance of exercise share																																					10,292		2,485,854	[1]	2,470,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share			19,214,201
Cash			$ 8,800,000
Issuance of common stock			$ 9,400,000
Maturity date																	Feb. 28, 2026
Issuance of share conversion of units			45,000				45,000
Minimum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price per share																																														$ 3.15
Maximum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price per share																																														$ 4.94
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate value								901,955,000																							901,955,000						901,955,000		1,372,687,000
CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant								1																							1						1		1
Shares issued price per share																										$ 11.50
Price per share																										$ 10.00
Gross proceeds																										$ 189,750,000
Issuance of private placement																																					$ 7,942,500		$ 7,942,500
Price per share								$ 14.00	$ 12.70																	$ 10.00					$ 14.00						$ 14.00
Payments for deposits																										$ 2,250,000
Gross proceeds																										191,647,500
Deposits																										$ 70,000
Asset, held in trust																									$ 70,000
Aggregate value								901,955																							901,955						901,955		1,372,687
Payments to acquire restricted investments														$ 30,000	$ 30,000			$ 30,000						$ 70,000
Payments to acquire other investments											$ 75,000													$ 910,000
Payments to acquire investments																			$ 30,000
Face amount																			$ 330,000																				$ 150,000												$ 300,000
Debt instrument periodic payment interest																$ 1,491,000
Price per share								$ 1.00																							$ 1.00						$ 1.00		$ 1.00
Cash								$ 9,284																							$ 9,284						$ 9,284		$ 83,227		$ 138,283
Working capital deficit								37,206,142																							37,206,142						37,206,142		4,056,679		1,676,487
Accumulated deficit								$ 32,882,355																							$ 32,882,355						$ 32,882,355		$ 10,698,403		8,318,211
Interest rate								475.00%																							475.00%						475.00%		475.00%
Issuance of shares redeemed value																															$ (209,827)	$ (260,544)	$ (258,558)	$ (610,118)	$ (899,680)	$ (889,342)			$ (2,672,507)		$ (6,695,220)
Maturity date								Sep. 30, 2028	Jul. 31, 2028
CSLM Acquisition Corp [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share value			$ 19,214,201
Payments to acquire restricted investments	$ 15,000			$ 15,000		$ 15,000								$ 30,000	$ 30,000			$ 30,000
Issuance of exercise share			693,420
Issuance of reserve share			122,211
Issuance of shares			901,955
Issuance of converted shares			1,897,500
CSLM Acquisition Corp [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of business combinations										5,186,264
Business combinations interest rate										8479.00%
CSLM Acquisition Corp [Member] | Third Amended And Restated Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face amount																$ 3,000,000
CSLM Acquisition Corp [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility																																											$ 3,000,000
CSLM Acquisition Corp [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility																																											$ 4,000,000
CSLM Acquisition Corp [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share value											$ 15,000
Common stock, par value								$ 0.0001																							$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Issuance of share																									4,743,749
Price per share								12.10			$ 0.02																				12.10						12.10
Price per share								$ 8.82		$ 12.33																					$ 8.82						$ 8.82
Aggregate value								901,955		99,187	371,545								3,399,500												901,955						901,955		1,372,687		4,772,187	14,202,813							14,202,813	14,202,813
Temporary equity, aggregate amount of redemption requirement										$ 1,222,631	$ 4,492,794								$ 38,596,223																							$ 149,486,187							$ 149,486,187	$ 149,486,187
Temporary equity, redemption price per share																																																	$ 10.53
Price per share																$ 4.00
Issuance of shares redeemed										99,187																											371,545
Issuance of shares redeemed value										$ 1,222,631																											$ 4,492,794
Issuance of shares										901,955
CSLM Acquisition Corp [Member] | Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price per share					$ 0.02
Issuance of shares redeemed		99,187
Issuance of shares redeemed value		$ 1,222,631
Issuance of common stock					$ 15,000
CSLM Acquisition Corp [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value								$ 0.0001																							$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Issuance of share																									4,743,749
Stock issued during period, value, issued for services																																					$ 25,000		$ 25,000
IPO [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share																										18,975,000											18,975,000		18,975,000
Shares issued																										1
Class of warrant																										1
Shares issued price per share								10.00																							10.00						$ 10.00		$ 10.00
Over-Allotment Option [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share																										2,475,000
Private Placement [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share																										7,942,500
Shares issued price per share																										$ 1.00
Price per share								$ 1.00																							$ 1.00						$ 1.00		$ 1.00
Issuance of private placement																										$ 7,942,500
Private Placement [Member] | CSLM Acquisition Corp [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share			4,743,750
First One Month [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Delay fees																				$ 35,000.0
First One Month [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Delay fees																																					$ 35,000		$ 35,000
Second One Month [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Delay fees													$ 50,000.0
Second One Month [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Delay fees																																					50,000		50,000
Each Subsequent One Month [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Delay fees												$ 70,000.0
Each Subsequent One Month [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Delay fees																																					70,000		$ 70,000
Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility																																												$ 8,840,000
Subscription Agreement [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility																$ 8,840,000
Merger Agreement [Member] | CSLM Acquisition Corp [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility																																															$ 2,000,000
Merger Agreement [Member] | CSLM Acquisition Corp [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility																																															$ 2,750,000
Second Amended Merger Agreement [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit facility																$ 8,840,000
Price per share																						$ 0.44
Notes issued																						$ 2,160,000
Second Amended Merger Agreement [Member] | CSLM Acquisition Corp [Member] | Convertible Promissory Note One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other notes payable																						4,500,000
Second Amended Merger Agreement [Member] | CSLM Acquisition Corp [Member] | Convertible Promissory Note Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other notes payable																						$ 2,000,000
Second Amended Merger Agreement [Member] | CSLM Acquisition Corp [Member] | Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturity date																						Jul. 12, 2025
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share value																					$ 200,000,000																$ 0	$ 700,000,000
Common stock, par value																					$ 10.00
Issuance of share																											1,013,125	7,500	7,500	7,500							1,133,537
Issuance of exercise share																											1,133,537												26,146
Issuance of shares																											1,133,537										120,412
Common Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share			884,000
Shares issued			29,610				29,610
Issuance of converted shares			1,897,500
Common Stock [Member] | CSLM Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value																										$ 0.0001
Common Stock [Member] | CSLM Acquisition Corp [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of share value			$ 200,000,000
Common stock, par value			$ 10.00
Issuance of share			1,184,000
Price per share			$ 10.00
Issuance of share conversion of units			408,639
Common Stock [Member] | CSLM Acquisition Corp [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares redeemed
Issuance of shares redeemed value
Issuance of converted shares																																									4,743,749
Common Stock [Member] | CSLM Acquisition Corp [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares redeemed
Issuance of shares redeemed value
Issuance of converted shares																																									(4,743,749)

[1]	The number of options exercised excludes 10,292 stock options that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions